Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Procedures Related to the Grant of Certain Equity Awards
We have established processes designed to ensure that the timing of any option grants and other awards to executive officers is not influenced by material nonpublic information (“MNPI”), and grants are generally made on a predetermined schedule, regardless of any upcoming announcements or events that could impact our share price. The compensation committee carefully reviews any potential MNPI before granting awards and may delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award.

Award Timing Method	We have established processes designed to ensure that the timing of any option grants and other awards to executive officers is not influenced by material nonpublic information (“MNPI”), and grants are generally made on a predetermined schedule, regardless of any upcoming announcements or events that could impact our share price.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee carefully reviews any potential MNPI before granting awards and may delay a grant if necessary to avoid any appearance of impropriety related to the timing of the award.